Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Income Tax [Line Items]
Percentage of increase the ownership of certain shareholders over the three year period	50.00%
Testing Period For Change In Owneship	3 years
Federal Tax Authority [Member]
Income Tax [Line Items]
Net operating loss carryforwards	$ 331.9	$ 256.6
Operating loss carryforwards expiration year	2037
State and Local Jurisdiction [Member]
Income Tax [Line Items]
Net operating loss carryforwards	$ 256.7	$ 263.2
Operating loss carryforwards expiration year	2042
Research Tax Credit Carryforward [Member]
Income Tax [Line Items]
Tax credit carryforward, amount	$ 11.7
Tax credit carryforward, expiration year	2042
No Expiry Period [Member] | Federal Tax Authority [Member]
Income Tax [Line Items]
Net operating loss carryforwards			$ 315.0